Profit (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Profit (Loss) Per Share [Abstract]
Schedule of Profit (Loss) Per Common Share	For the periods ended December 31, 2021, 2022 and 2023, the basic loss per common share is as follows:
In thousands of soles		2021	2022	2023
Profit (loss) attributable to owners of the Company during the year		(141,770)	(451,151)	84,599
Weighted average number of shares in issue at S/ 1.00 each, as of December 31,	(*)	871,917,855	1,120,038,177	1,199,377,033
Basic profit (loss) per share (in S/)	(**)	(0.163)	(0.403)	0.071
Weighted average number of shares (diluted) in issue at S/ 1.00 each, as of December 31,	(*)	996,599,218	1,196,979,979	1,371,964,891
Diluted profit (loss) per share (in S/)	(**)	(0.142)	(0.377)	0.062
In thousands of soles		2021	2022	2023
Profit (loss) from continuing operations attributable to owners of the Company during the year		(114,996)	(451,151)	84,599
Weighted average number of shares in issue at S/ 1.00 each, as of December 31,	(*)	871,917,855	1,120,038,177	1,199,377,033
Basic profit (loss) per share (in S/)	(**)	(0.132)	(0.403)	0.071
Weighted average number of shares (diluted) in issue at S/ 1.00 each, as of December 31,	(*)	996,599,218	1,196,979,979	1,371,964,891
Diluted profit (loss) per share (in S/)	(**)	(0.115)	(0.377)	0.062
(*)	The weighted average of the shares in 2023, considers the increase in common shares (wight: 360 days with 1,180,582,993 share and 5 days with 18,794,040 shares). The weighted average of the shares in 2022 considers the effect of capitalization in common shares of the convertible bond, performed in two tranches (February 28th and March 31st of 2022), disclosed in note 22.A (weight: 59 days with 140,940,146 shares, 31 days with 77,263,799 shares and 275 days with 901,834,231 shares). In addition, the weighted average of the shares (diluted) in 2021 considers weight: 225 days with 537,483,609 shares and 140 days with 459,115,608.
(**)	The Corporation does not have shares with dilutive effects as of December 31, 2022 and 2023.